ARTISAN FUNDS, INC.
                          SUPPLEMENT DATED MAY 19, 2004
           TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Investor Shares)
                             DATED JANUARY 30, 2004


                   REVISING MARKET CAPITALIZATION GUIDELINE
                           FOR ARTISAN SMALL CAP FUND

The upper market capitalization limit for companies in which Artisan Small Cap Fund may invest has changed from $1 billion to $1.5 billion and the Fund's undertaking to maintain a weighted average market capitalization below $1 billion has been eliminated.

The following sentence replaces the first sentence of the first paragraph under "Security Selection" on page 12 of the Artisan Funds' Investor Shares prospectus:

   As a first step in the security selection process, Artisan applies quantitative assessments to companies with market capitalizations between $200 million and $1.5 billion to identify companies meeting Artisan's standards for earnings growth and sustainable growth prospects, positive cash flow, and trading liquidity.

The following paragraph replaces the first paragraph under "Portfolio Construction" on page 13 of the Artisan Funds' Investor Shares prospectus:

   The Fund invests primarily in U.S. companies and, under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in the common stocks of small companies with market capitalizations of less than $1.5 billion. The Fund is broadly diversified across industries and sectors with a goal of having some participation in almost every area of the market in which potential investments meet Artisan's basic growth criteria, without extraordinary concentration in any single sector. The Fund typically holds between 60 and 85 stocks, with initial positions averaging between 1% and 2% of the Fund. The weighting of any individual position reflects Artisan's assessment of the stock's current risk/reward potential, but generally does not exceed 3%.


                          IMPOSING A REDEMPTION FEE ON
                           ARTISAN INTERNATIONAL FUNd

Effective May 1, 2004, Artisan International Fund imposes a short-term trading fee on redemptions of Investor Shares held for 90 days or less. Portions of the Investor Shares prospectus are amended to read as described below.

The following sentences replace the last sentence of the first paragraph on the inside front cover page of the Artisan Funds' Investor Shares prospectus:

   However, you bear your share of annual fund operating expenses (including the investment management fee) which are deducted from Fund assets, and you may incur a 2% redemption fee if you redeem or exchange shares you have held 90 days or less from Artisan International Fund, Artisan International Small Cap Fund or Artisan International Value Fund. For Artisan International Fund, the redemption fee will be imposed on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less.

The following table and footnote 1 replace the "Shareholder Fees" table and footnote 1 on page 24 of the Artisan Funds' Investor Shares prospectus:

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment):
--------------------------------------------------------------------------------


                                        INT'L        INT'L            MID CAP   SMALL    SMALL CAP
FEES                          INT'L    SMALL CAP    VALUE    MID CAP   VALUE     CAP       VALUE
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases          None       None       None       None      None     None     None

Exchange Fee                  None(1)    None(1)    None(1)    None      None     None     None

Redemption Fee               2.00%(1)   2.00%(1)   2.00%(1)    None      None     None     None
---------------------------------------------------------------------------------------------------

(1) Artisan International Fund, Artisan International Small Cap Fund and
    Artisan International Value Fund will charge you a 2.00% redemption fee when you sell or exchange shares owned for 90 days or less. For Artisan International Fund, the redemption fee will be imposed on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less. For more information about the redemption fee, see "Shareholder & Account Procedures - Redemptions (Selling Shares)."

The following sentences replace the second to the last sentence of the first paragraph under the caption "AUTHORIZED AGENTS" on page 46 of the Artisan Funds' Investor Shares prospectus:

   If you buy or redeem shares through an authorized agent, you will pay or receive the Fund's NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent and, if applicable, the 2% redemption fee imposed by Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund. For Artisan International Fund, the redemption fee will be imposed on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less.

The following paragraph replaces the last paragraph under the caption "AUTHORIZED AGENTS" on page 46 of the Artisan Funds' Investor Shares prospectus:

   Each Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements, or the 2% redemption fee on Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund shares held for 90 days or less, for any account held through an authorized agent.

The following paragraph replaces the third bullet point under the caption "REDEMPTIONS (SELLING SHARES)" on page 47 of the Artisan Funds' Investor Shares prospectus:

 o If you redeem or exchange shares of Artisan International Small Cap Fund or Artisan International Value Fund that you have held 90 days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. For Artisan International Fund, the redemption fee will be imposed on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less. The redemption fee will be deducted from your redemption proceeds and retained by the Fund. Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund reserve the right to waive or reduce the 2% redemption fee under certain circumstances deemed appropriate by the Fund. The Funds currently waive the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain authorized agents or intermediaries. The redemption fee does not apply to redemptions of shares purchased through reinvestment of dividends and distributions. Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund also will not impose the redemption fee on redemptions initiated by that Fund. Waivers of the redemption fee are reported to the board of directors of Artisan Funds.

The following paragraph replaces the second bullet point under "SHAREHOLDER & ACCOUNT PROCEDURES (CONTINUED)" on page 48 of the Artisan Funds' Investor Shares prospectus:

 o If you place a redemption order through an authorized agent, your redemption proceeds will reflect the NAV per share next computed after the agent's receipt of your order, less any redemption fees imposed by the agent and the 2% redemption fee imposed by Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund on shares held 90 days or less (if applicable). Each Fund reserves the right to waive or reduce the 2% redemption fee on Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund shares held for 90 days or less.

The following paragraph replaces the second to the last bullet point under the caption "TELEPHONE EXCHANGE PLAN" on page 52 of the Artisan Funds' Investor Shares prospectus:

 o Artisan International Small Cap Fund and Artisan International Value Fund will charge you a 2% redemption fee on exchanges of shares owned for 90 days or less. For Artisan International Fund, the redemption fee will be imposed on redemptions (including redemptions by exchange) of shares purchased on or after May 1, 2004 and held 90 days or less.

Case Label #530774                                              5/19/04 - A4022r